FINANCE RECEIVABLES - Finance Receivable Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	$ 166.2	$ 199.5
Superior
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	1.7	7.5
Above Average
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	17.3	30.7
Average
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	42.1	56.9
Below Average
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	96.2	94.5
Sub Standard
Financing Receivable, Recorded Investment [Line Items]
Total finance receivables, gross	$ 8.9	$ 9.9